SmartETFs Advertising & Marketing Technology ETF

Schedule of Investments

at September 30, 2022 (Unaudited)

Shares	Common Stocks: 95.5%	Value ($)
	Advertising: 51.7%
12,025	AcuityAds Holdings Inc.	$20,683
600	Alphabet Inc.*	57,390
450	Baidu Inc.*	52,871
5,000	CyberAgent Inc.	42,074
1,770	Digital Turbine Inc.	25,506
310	Meta Platforms *	42,061
2,210	Future PLC	32,568
3,790	Magnite Inc.*	24,900
3,270	Perion Network Ltd.	63,078
2,550	PubMatic Inc.	42,406
410	Roku Inc.*	23,124
870	TechTarget Inc.*	51,504
1,000	Trade Desk Inc/The*	59,750
4,852	Tremor International Ltd.*	33,624
2,200	ValueCommerce Co., Ltd.*	33,651
1,280	Yandex NV*	13
15,600	Z Holdings Corp.	40,976
		646,179

	Ecommerce: 5.4%
600	Amazon.com Inc.	67,800

	Enterprise Software/Services: 4.4%
260	Atlassian Corp PLC*	54,753

	Internet Content: 3.3%
1,200	Tencent Holdings Ltd.	40,725

	Marketing Technology: 30.7%
170	Adobe Inc.	46,784
2,500	Criteo SA	67,575
160	HubSpot Inc.*	43,219
1,430	LiveRamp Holdings Inc.	25,969
3,760	Next Fifteen Communication Group PLC	32,742
790	Pegasystems Inc.	25,391
12,280	S4 Capital PLC*	19,947
380	salesforce.com Inc.*	54,659
61,000	Weimob Inc.	21,603
1,110	ZoomInfo Technologies Inc.*	46,243
		384,132

	Total Common Stocks (Cost $2,401,683)	1,193,589

	Total Investments (Cost $2,401,683) - 95.5%	1,193,589
	Other Assets in Excess of Liabilities - 4.5%	56,306
	Total Net Assets - 100.0%	$1,249,895

*	Non-income producing security.

PLC - Public Limited Company